Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	₨ 35,363.7	$ 545.3	₨ 71,860.9
Securities Available-for-Sale	2,111,385.6	32,558.0	1,878,684.4
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	4.8		4,850.7
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	35,358.9		67,010.2
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	0.0		0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	35,363.7		71,860.9
Securities Available-for-Sale	2,110,677.4		1,877,975.6
Investments	2,146,041.1	33,092.4	1,949,836.5
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	4.8		4,850.7
Securities Available-for-Sale	8,198.7		44,045.7
Investments	8,203.5	126.5	48,896.4
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	35,358.9		67,010.2
Securities Available-for-Sale	2,080,579.6		1,816,921.8
Investments	2,115,938.5	32,628.2	1,883,932.0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	0.0		0.0
Securities Available-for-Sale	21,899.1		17,008.1
Investments	₨ 21,899.1	$ 337.7	₨ 17,008.1